Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Segment Reporting
Note 16. Segment Reporting
The Company operates as a
single
reportable segment, and manages the business and evaluates financial performance on a consolidated basis. The CODM regularly receives and reviews consolidated financial results focusing primarily on revenue, costs and expenses, and net loss from the consolidated statements of operations to make decisions regarding the allocation of resources and assessment of performance.
The Company has determined that net loss and earnings before interest, tax, depreciation and amortization (“EBITDA”) adjusted for irregular or non-recurring
items (“Adjusted EBITDA”) are the profit or loss measures that the CODM uses to make resource allocation decisions and evaluate segment performance. Adjusted EBITDA assists management in comparing the performance on a consistent basis for purposes of business decision-making by removing the impact of certain items that management believes do not directly reflect our core operations and, therefore, are not included in measuring performance. The Company defines Adjusted EBITDA as net loss before interest, taxes, depreciation and amortization, certain non-cash
items and other adjustments that we do not consider in our evaluation of ongoing operating performance from period to period.
Net loss is as follows:

	Three Months Ended March 31,
(Amounts in thousands)	2025	2024
Revenue	$1,007	$549
Cost of revenue	(327)	(306)
Employee costs	(19,081)	(5,700)
Technology costs	(2,417)	(360)
Depreciation and amortization	(191)	(253)
Net interest (income)/expense	399	(229)
Fair value changes and financing charges	(109,530)	(8,166)
Other segment items (a)	(17,621)	(2,278)

Net loss	$(147,761)	$(16,743)

(a)	Other segment items includes marketing expense, professional fees, income tax expense, facilities costs, foreign currency exchange gains and losses, credit loss expense, and other overhead expenses
The following reflects our Adjusted EBITDA:

	Three Months Ended March 31,
(Amounts in thousands)	2025	2024
Net loss	$(147,761)	$(16,743)
Depreciation and amortization	191	253
Provision for income taxes	162	162
Other expenses, net	109,578	8,444

EBITDA	(37,830)	(7,884)
Stock-based compensation	11,040	337
Non-cash inventory cost realignment adjustments	(625)	(25)
Other non-recurring expenses (a)	12,035	45

Adjusted EBITDA	$(15,380)	$(7,527)

(a)
Includes, but not limited to, legal, accounting and consulting fees incurred in connection with the Merger. These costs are non-recurring
and are not reflective of our ongoing operating performance. Management believes that excluding these costs provides a more meaningful comparison of our performance to prior periods.

The measure of segment assets is reported on the condensed consolidated balance sheet as total consolidated assets. Long-lived and ROU assets were located as follows:

	As of March 31, 2025		As of December 31, 2024
(Amounts in thousands)	Fixed Assets	ROU Assets	Fixed Assets	ROU Assets
United States	$1,043	$238	$1,095	$277
Asia Pacific	934	1,116	913	1,175
United Kingdom	77	269	73	321

Total	$2,054	$1,623	$2,081	$1,773

Note 16. Segment Reporting
The Company operates as a single reportable segment, manages the business, and evaluates financial performance on a consolidated basis. The CODM regularly receives and reviews consolidated financial results focusing primarily on revenue, costs and expenses, and net loss from the consolidated statements of operations to make decisions regarding the allocation of resources and assessment of performance.

Net loss for the years ended December 31, 2024 and 2023 is as follows (in thousands):

	2024	2023
Revenue	$1,554	$3,856
Less: Costs and expenses
Cost of sales	579	3,656
Employee costs	31,981	23,773
Technology costs	4,694	2,693
Depreciation and amortization	886	2,040
Net interest (income)/expense	(1,903)	255
Fair value changes and financing charges	16,187	49,454
Other segment items (a)	10,325	9,574

Net loss	$(61,195)	$(87,589)

*
Other segment items included in segment net loss includes marketing expense, professional fees, income tax expense, facilities costs, foreign currency exchange gains and losses, credit loss, and other overhead expenses.

The measure of segment assets is reported on the consolidated balance sheet as total consolidated assets. Long-lived and ROU assets located in the United States, Asia Pacific and United Kingdon region were as follows:

	December 31, 2024		December 31, 2023
	Fixed Assets	ROU Assets	Fixed Assets	ROU Assets
United States	$1,095	$277	$368	$421
Asia Pacific	913	1,175	1,038	1,477
United Kingdom	73	321	149	525

Total	$2,081	$1,773	$1,555	$2,423